FORM N-SAR
                            ANNUAL REPORT
                 FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:              12/31/2004

Is this a transition report?                N

Is this an amendment to a previous filing?  N

 1. A. Registrant name:                     PLI Funds Investment Plans
    B. File Number:                         811-00769
    C. Telephone Number:                    713-260-9000

 2. A. Street:                              5847 San Felipe, Suite 4100
    B. City:                                Houston
    C. State:                               Texas
    D. Zip:                                 77057

 3. Is this the first filing on this form by registrant?           Y/N       N

 4. Is this the last filing on this form by registrant?            Y/N       N

 5. Is Registrant a small business investment company (SBIC)?      Y/N       Y

 6. Is Registrant a unit investment trust (UIT)?                   Y/N       Y

 7. A. Is registrant a series or multiple portfolio company?       Y/N       N

    B. How many separate series or portfolios did Registrant
       have at the end of the period?                                       N/A

List opposite the appropriate description below the number of series of whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                            TOTAL INCOME
                                                      NUMBER OF         TOTAL ASSETS        DISTRIBUTIONS
                                                  SERIES INVESTING    ($000'S OMITTED)    ($000'S OMITTED)
                                                  ----------------    ----------------    ----------------
127   Investment company
      equity securities                                1                    5,859                10.16

131.  Total expenses incurred by all series of
      Registrant  during the current reporting
      period (000's omitted)                                                                    $90.53